Leases, Measurement of Lease Liabilities (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Paid for Amounts Included in the Measurement of Lease Liabilities [Abstract]
Operating cash flows from operating leases	$ 4,984	$ 4,826	$ 12,590
Operating cash flows from finance leases	44	41	79
Financing cash flows from finance leases	233	215	426	$ 205	$ 0
ROU assets obtained in exchange for new operating lease liabilities	$ 4,885	$ 2,808	9,811
Total rent expense			$ 16,200	$ 11,300